Financing Lease Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Financing Lease Obligations

Note 7 – Financing Lease Obligations

Lease obligations at March 31, 2021 and December 31, 2020 consisted of the following:

	March 31,	December 31,
	2021	2020

Lease obligations	$4,440,434	$2,352,878
Less current portion	(2,091,533)	(1,426,425)
Long-term portion	$2,348,901	$926,453

A rollforward of lease obligations from December 31, 2020 to March 31, 2021 is below:

Lease obligations, December 31, 2020	$2,352,878
New lease obligations	3,049,261
Payments on lease obligations	(961,705)
Lease obligations, March 31, 2021	$4,440,434

Future payments under lease obligations are as follows:

Twelve Months Ending March 31,
2022	$2,271,153
2023	1,460,669
2024	1,011,377
Total payments	4,743,199
Less: imputed interest	(302,765)
Total obligation	4,440,434
Less: current portion	(2,091,533)
Non-current capital leases obligations	$2,348,901

Note 6 – Lease Obligations

Lease obligations at December 31, 2020 and 2019 consisted of the following:

	2020	2019

Lease obligations	$2,352,878	$2,400,565
Less current portion	(1,426,425)	(1,416,446)
Long-term portion	$926,453	$984,119

A rollforward of lease obligations from December 31, 2018 to December 31, 2020 is below:

Lease obligations, December 31, 2018	$3,790,147
New lease obligations	1,159,470
Disposal of leased vehicles	(769,009)
Payments on lease obligations	(1,780,043)
Lease obligations, December 31, 2019	2,400,565
New lease obligations	3,705,417
Disposal of leased vehicles	(975,215)
Lease obligation converted to note payable	(355,438)
Payments on lease obligations	(2,422,451)
Lease obligations, December 31, 2020	$2,352,878

Future payments under lease obligations are as follows:

Years ending December 31,
2021	$1,531,108
2022	769,619
2023	210,219
Total payments	2,510,946
Amount representing interest	(158,068)
Lease obligation, net	$2,352,878